UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/09

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      28-11604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Pamela K. Hagenah
Title:   Manager
Phone:   (650) 233-3506


Signature, Place, and Date of Signing:

/s/ Pamela K. Hagenah
-------------------------------------------------------------------------------
Pamela K. Hagenah             Menlo Park, California             August 25, 2009
  Signature			   City, State			     Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                         -0-
Form 13F Information Table Entry Total:                    23
Form 13F Information Table Value Total:             $ 137,150
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 06/30/09



                        TITLE                  VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP     (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------    ------    ---------  --------    ---  ----  ------- --------  --------  ------   ----

ADOBE SYS INC	     COMM STK	   00724F101	5,094	180,000	     SH		SOLE		   180,000	0    0
AKAMAI
  TECHNOLOGIES INC   COMM STK	   00971T101	4,795	250,000	     SH		SOLE		   250,000	0    0
ARIBA INC	     COMM STK	   04033V203	4,920	500,000	     SH		SOLE		   500,000	0    0
APPLE COMPUTER	     COMM STK	   037833100	4,985	 35,000	     SH		SOLE		    35,000	0    0
BIOMARIN
  PHARMACEUTICAL INC COMM STK	   09061G101	6,244	400,000	     SH		SOLE		   400,000	0    0
BLUE COAT
  SYSTEMS INC	     COMM STK	   09534T508   10,751	650,000	     SH		SOLE		   650,000	0    0
CELGENE CORP	     COMM STK	   151020104	8,133	170,000	     SH		SOLE		   170,000	0    0
CITRIX SYS INC	     COMM STK	   177376100	7,175	225,000	     SH		SOLE		   225,000	0    0
GENOMIC HEALTH INC   COMM STK	   37244C101	5,398	311,503	     SH		SOLE		   311,503	0    0
GILEAD SCIENCES INC  COMM STK	   375558103	6,558	140,000	     SH		SOLE		   140,000	0    0
GOOGLE INC	     COMM STK	   38259P508	7,589	 18,000	     SH		SOLE		    18,000	0    0
INTERNAP NETWORK
  SVCS CORP	     COMM STK	   45885A300	2,792	800,000	     SH		SOLE		   800,000	0    0
ITRON INC.	     COMM STK	   465741106	2,478	 45,000	     SH		SOLE		    45,000	0    0
MAKO SURGICAL CORP   COMM STK	   560879108	4,510	500,000	     SH		SOLE		   500,000	0    0
NEUSTAR INC	     CL A	   64126X201	7,756	350,000	     SH		SOLE	`	   350,000	0    0
OMNITURE INC	     COMM STK	   68212S109	3,014	240,000	     SH		SOLE		   240,000	0    0
PALM INC	     COMM STK	   696643105   10,943	660,000	     SH		SOLE		   660,000	0    0
PALM INC	     CALL	   696643905	4,324	  4,600		 CALL	SOLE		     4,600	0    0
QUALCOMM INC	     COMM STK	   747525103	5,198	115,000	     SH		SOLE		   115,000	0    0
QUEST SOFTWARE INC.  COMM STK	   74834T103	6,970	500,000	     SH		SOLE		   500,000	0    0
RESEARCH IN
  MOTION LTD	     COMM STK	   760975102	4,976	70,000	     SH		SOLE		    70,000	0    0
SOHU COM INC	     COMM STK	   83408W103	6,283	100,000	     SH		SOLE		   100,000	0    0
YAHOO INC	     COMM STK	   984332106	6,264	400,000	     SH		SOLE		   400,000	0    0

GRAND TOTAL			             $137,150
